GOING CONCERN	9 Months Ended
Nov. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

2. GOING CONCERN

The accompanying unaudited consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the possible inability of the Company to continue as a going concern.

For the nine months ended November 30, 2022, the Company had negative cash flow from operating activities of $9,883,272. As of November 30, 2022, the Company has an accumulated deficit of $107,074,465, and negative working capital of $1,046,707. Management does not anticipate having positive cash flow from operations in the near future. These factors raise a substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the issuance of these financial statements.

The Company does not have the resources at this time to repay its credit and debt obligations, make any payments in the form of dividends to its shareholders or fully implement its business plan. Without additional capital, the Company will not be able to remain in business.

Management has plans to address the Company’s financial situation as follows:

In the near term, management plans to potentially raise an additional $1 million to $3 million before the end of the fiscal year. Management is committed to raise either non-dilutive funds or minimally dilutive funds. There is no assurance that these funds will be able to be raised nor can we provide assurance that these possible raises may not have dilutive effects.

The Company began raising money through its S-3 Registration Statement this year and made improvements in paying off debt, investing in inventory and at November 30, 2022 had $713,493 of cash on hand. Management is committed to raise either non-dilutive funds or minimally dilutive funds. There is no assurance that these funds will be able to be raised nor can we provide assurance that these possible raises may not have dilutive effects. For the fiscal period through to November 30, 2022, the Company has raised an additional $4.7 million net of issuance costs through the sale of its common shares and raised approximately $3.2 million in current debt.